Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Platform Type (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,263,891.3	$ 1,587,415.0	$ 1,339,254.8
High performance computing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	932,383.7	587,780.1	439,810.0
Smartphone [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	888,879.2	695,091.2	645,303.6
Internet of things [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	196,115.0	133,006.0	110,355.2
Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	116,381.0	67,076.4	44,367.5
Digital consumer electronics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	56,158.8	55,577.2	54,555.7
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 73,973.6	$ 48,884.1	$ 44,862.8